JPMorgan Tax Free Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.42%)	(0.82%)	1.39%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	(0.65%)	1.29%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.70%	0.14%	1.99%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	0.13%	1.91%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	0.83%	2.24%